Debt - Narratives - Obligations Under Participation Agreements and Secured Borrowing (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Participation mortgage loan	$ 0	$ 91,940,062	$ 105,245,801
Carrying Value	558,019,000	469,673,314	422,280,515
Unarmortized Finance Cost	6,269,467	5,904,421	2,200,000
Participating Mortgage Loan
Debt Instrument
Participation mortgage loan	58,587,148	42,232,027	71,581,897
Carrying Value	$ 124,567,806	$ 100,974,244	$ 168,649,216
Participating Mortgage Loan | Windy Hill PV Five CM, LLC [Member]
Debt Instrument
Participating Mortgage Loans, Mortgage Interest Rate		10.40%	10.20%
Participating Mortgage Loan | Weighted average
Debt Instrument
Participating Mortgage Loans, Mortgage Interest Rate	11.10%	10.40%
Secured borrowing
Debt Instrument
Participation mortgage loan	$ 37,503,542	$ 34,586,129	$ 18,187,663
Carrying Value	54,416,729	50,264,568	26,407,494
Secured borrowing | Windy Hill PV Five CM, LLC [Member]
Debt Instrument
Participation mortgage loan	37,503,542	34,586,129	18,187,663
Carrying Value	$ 54,416,729	$ 50,264,568	$ 26,407,494